Insurance contracts and private pension (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unearned premiums (PPNG)	R$ 3,627	R$ 2,858
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)		209,215
Redemptions and Other Unsettled Amounts (PVR)	417	377
Financial surplus (PEF)	729	692
Unsettled claims (PSL)	577	585
Claims / events incurred but not reported (IBNR)	371	361
Related Expenses (PDR)	81	94
Other provisions	532	794
Total	235,150	214,976
Current	3,747	3,643
Non-current	231,403	211,333
Insurance [member]
IfrsStatementLineItems [Line Items]
Unearned premiums (PPNG)	3,615	2,846
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	30	19
Redemptions and Other Unsettled Amounts (PVR)	23	19
Financial surplus (PEF)		1
Unsettled claims (PSL)	503	506
Claims / events incurred but not reported (IBNR)	345	334
Related Expenses (PDR)	32	29
Other provisions	135	129
Total	4,683	3,883
Current	3,588	3,102
Non-current	1,095	781
Private Pension [Member]
IfrsStatementLineItems [Line Items]
Unearned premiums (PPNG)	12	12
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)		209,196
Redemptions and Other Unsettled Amounts (PVR)	394	358
Financial surplus (PEF)	729	691
Unsettled claims (PSL)	74	79
Claims / events incurred but not reported (IBNR)	26	27
Related Expenses (PDR)	49	65
Other provisions	397	665
Current	159	541
Non-current	230,308	210,552
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Total	R$ 230,467	R$ 211,093